Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Johnson Mutual Funds Trust
Entity Central Index Key	0000892657
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000015708
Shareholder Report [Line Items]
Fund Name	Johnson Equity Income Fund
Class Name	Class I
Trading Symbol	JEQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Equity Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Johnson Equity Income Fund - Class I	S&P 500® Index
Jun-2016	$1,000,000	$1,000,000
Jun-2017	$1,180,866	$1,178,961
Jun-2018	$1,328,770	$1,348,426
Jun-2019	$1,561,936	$1,488,897
Jun-2020	$1,597,211	$1,600,640
Jun-2021	$2,221,951	$2,253,607
Jun-2022	$2,099,450	$2,014,369
Jun-2023	$2,387,265	$2,409,065
Jun-2024	$2,655,003	$3,000,638
Jun-2025	$2,911,292	$3,455,645
Jun-2026	$3,191,196	$4,227,117

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Johnson Equity Income Fund - Class I	9.61%	7.51%	12.30%
S&P 500® Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 677,598,707
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 2,631,357
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$677,598,707 Number of Portfolio Holdings53 Advisory Fee $2,631,357 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.1%
Materials	2.0%
Communications	2.7%
Utilities	4.0%
Energy	5.9%
Consumer Staples	6.9%
Health Care	10.7%
Consumer Discretionary	11.1%
Financials	12.7%
Industrials	16.6%
Technology	27.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Microsoft Corp.	3.5%
Visa, Inc. - Class A	3.1%
Stryker Corp.	3.0%
American Electric Power Co., Inc.	3.0%
Williams Cos., Inc. (The)	2.9%
Amazon.com, Inc.	2.8%
nVent Electric plc	2.8%
Analog Devices, Inc.	2.8%
UMB Financial Corp.	2.7%
Alphabet, Inc. - Class A	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000244749
Shareholder Report [Line Items]
Fund Name	Johnson Equity Income Fund
Class Name	Class S
Trading Symbol	JEQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Equity Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Johnson Equity Income Fund - Class S	S&P 500® Index
Sep-2023	$10,000	$10,000
Jun-2024	$11,182	$12,413
Jun-2025	$12,231	$14,295
Jun-2026	$13,376	$17,486

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (September 15, 2023)
Johnson Equity Income Fund - Class S	9.36%	10.98%
S&P 500® Index	22.32%	22.16%

Performance Inception Date	Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 677,598,707
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 2,631,357
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$677,598,707 Number of Portfolio Holdings53 Advisory Fee $2,631,357 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.1%
Materials	2.0%
Communications	2.7%
Utilities	4.0%
Energy	5.9%
Consumer Staples	6.9%
Health Care	10.7%
Consumer Discretionary	11.1%
Financials	12.7%
Industrials	16.6%
Technology	27.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Microsoft Corp.	3.5%
Visa, Inc. - Class A	3.1%
Stryker Corp.	3.0%
American Electric Power Co., Inc.	3.0%
Williams Cos., Inc. (The)	2.9%
Amazon.com, Inc.	2.8%
nVent Electric plc	2.8%
Analog Devices, Inc.	2.8%
UMB Financial Corp.	2.7%
Alphabet, Inc. - Class A	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000015712
Shareholder Report [Line Items]
Fund Name	Johnson Opportunity Fund
Class Name	Class I
Trading Symbol	JOPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Opportunity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Johnson Opportunity Fund - Class I	Russell 2500® Index	Russell 3000® Index
Jun-2016	$1,000,000	$1,000,000	$1,000,000
Jun-2017	$1,194,096	$1,198,411	$1,185,095
Jun-2018	$1,353,156	$1,393,068	$1,360,229
Jun-2019	$1,353,202	$1,417,692	$1,482,412
Jun-2020	$1,261,588	$1,351,089	$1,579,207
Jun-2021	$1,865,142	$2,131,899	$2,276,654
Jun-2022	$1,689,605	$1,684,258	$1,960,982
Jun-2023	$1,936,413	$1,912,986	$2,332,660
Jun-2024	$2,169,194	$2,113,251	$2,872,090
Jun-2025	$2,318,585	$2,322,596	$3,311,398
Jun-2026	$2,675,466	$3,175,502	$4,066,710

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Johnson Opportunity Fund - Class I	15.39%	7.48%	10.34%
Russell 2500® Index	36.72%	8.30%	12.25%
Russell 3000® Index	22.81%	12.30%	15.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 163,280,103
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 759,241
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$163,280,103 Number of Portfolio Holdings79 Advisory Fee $759,241 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.2%
Communications	0.5%
Consumer Staples	2.0%
Energy	3.0%
Utilities	3.2%
Real Estate	3.4%
Consumer Discretionary	7.0%
Materials	10.1%
Financials	12.4%
Technology	15.5%
Health Care	17.5%
Industrials	25.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Charles River Laboratories International, Inc.	2.1%
Rush Enterprises, Inc. - Class A	2.0%
Nordson Corp.	1.9%
Reliance, Inc.	1.9%
TD SYNNEX Corp.	1.9%
Element Solutions, Inc.	1.8%
Littelfuse, Inc.	1.8%
UMB Financial Corp.	1.7%
Donaldson Co., Inc.	1.7%
Genuine Parts Co.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000244750
Shareholder Report [Line Items]
Fund Name	Johnson Opportunity Fund
Class Name	Class S
Trading Symbol	JOSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Opportunity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Johnson Opportunity Fund - Class S	Russell 2500® Index	Russell 3000® Index
Sep-2023	$10,000	$10,000	$10,000
Jun-2024	$11,320	$11,253	$12,278
Jun-2025	$12,069	$12,368	$14,156
Jun-2026	$13,892	$16,910	$17,385

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (September 15, 2023)
Johnson Opportunity Fund - Class S	15.10%	12.49%
Russell 2500® Index	36.72%	20.70%
Russell 3000® Index	22.81%	21.91%

Performance Inception Date	Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 163,280,103
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 759,241
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$163,280,103 Number of Portfolio Holdings79 Advisory Fee $759,241 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.2%
Communications	0.5%
Consumer Staples	2.0%
Energy	3.0%
Utilities	3.2%
Real Estate	3.4%
Consumer Discretionary	7.0%
Materials	10.1%
Financials	12.4%
Technology	15.5%
Health Care	17.5%
Industrials	25.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Charles River Laboratories International, Inc.	2.1%
Rush Enterprises, Inc. - Class A	2.0%
Nordson Corp.	1.9%
Reliance, Inc.	1.9%
TD SYNNEX Corp.	1.9%
Element Solutions, Inc.	1.8%
Littelfuse, Inc.	1.8%
UMB Financial Corp.	1.7%
Donaldson Co., Inc.	1.7%
Genuine Parts Co.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000015709
Shareholder Report [Line Items]
Fund Name	Johnson Enhanced Return Fund
Trading Symbol	JENHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Enhanced Return Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Enhanced Return Fund	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Johnson Enhanced Return Fund	20.47%	10.69%	14.02%
S&P 500® Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 316,351,467
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 536,970
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$316,351,467 Number of Portfolio Holdings114 Advisory Fee $536,970 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	19.1%
Corporate Bonds	60.3%
Money Market Funds	1.8%
Municipal Bonds	1.9%
U.S. Government & Agencies	0.7%
U.S. Treasury Obligations	16.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
U.S. Government & Agencies	0.6%
Money Market Funds	1.8%
Municipal Bonds	1.9%
Utilities	12.4%
U.S. Treasury Obligations	16.0%
Collateralized Mortgage Obligations	18.8%
Industrials	20.2%
Finance	26.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Notes, 1.500%, due 02/15/30	5.0%
U.S. Treasury Notes, 2.750%, due 02/15/28	3.8%
U.S. Treasury Notes, 2.375%, due 05/15/29	3.6%
FHLMC, 4.250%, due 06/15/31 - Class GC - Series 5607	3.0%
Cisco Systems, Inc., 4.850%, due 02/26/29	1.9%
Bank of New York Mellon Corp., 3.300%, due 08/23/29 - Series K	1.9%
U.S. Treasury Notes, 2.750%, due 07/31/27	1.9%
Bank of America Corp., 5.202%, due 04/25/29	1.8%
U.S. Treasury Notes, 4.000%, due 01/31/31	1.8%
Morgan Stanley, 3.591%, due 07/22/28	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000244751
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Core Bond Fund
Class Name	Class I
Trading Symbol	JIBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Johnson Inst Core Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$1,000,000	$1,000,000
Jun-2017	$1,001,853	$996,854
Jun-2018	$1,000,175	$992,893
Jun-2019	$1,084,702	$1,071,027
Jun-2020	$1,202,476	$1,164,631
Jun-2021	$1,193,547	$1,160,749
Jun-2022	$1,059,048	$1,041,283
Jun-2023	$1,048,706	$1,031,519
Jun-2024	$1,076,118	$1,058,658
Jun-2025	$1,145,715	$1,122,982
Jun-2026	$1,189,688	$1,165,553

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Johnson Inst Core Bond Fund - Class I	3.84%	-0.06%	1.75%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,829,205,315
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 2,328,863
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,829,205,315 Number of Portfolio Holdings204 Advisory Fee (net of waivers)$2,328,863 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	25.1%
Corporate Bonds	49.7%
Money Market Funds	0.1%
Municipal Bonds	0.8%
Preferred Stocks	0.5%
U.S. Treasury Obligations	23.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Preferred Stocks	0.5%
Municipal Bonds	0.8%
Utilities	12.7%
Industrials	14.4%
Finance	22.3%
U.S. Treasury Obligations	23.6%
Collateralized Mortgage Obligations	24.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Bonds, 2.250%, due 05/15/41	5.3%
U.S. Treasury Bonds, 4.250%, due 05/15/39	3.7%
U.S. Treasury Bonds, 3.125%, due 08/15/44	3.6%
U.S. Treasury Bonds, 3.000%, due 11/15/44	3.6%
U.S. Treasury Bonds, 4.750%, due 02/15/56	3.3%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.4%
Florida Power & Light Co., 5.100%, due 04/01/33	2.0%
Verizon Communications, Inc., 2.355%, due 03/15/32	2.0%
Honeywell Aerospace, Inc., 4.600%, due 03/16/33, 144A	2.0%
U.S. Treasury Bonds, 2.375%, due 02/15/42	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000200604
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Core Bond Fund
Class Name	Class F
Trading Symbol	JIMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Johnson Inst Core Bond Fund - Class F	Bloomberg U.S. Aggregate Bond Index
May-2018	$500,000	$500,000
Jun-2018	$503,920	$504,109
Jun-2019	$543,879	$543,779
Jun-2020	$601,637	$591,303
Jun-2021	$596,429	$589,332
Jun-2022	$528,307	$528,677
Jun-2023	$522,701	$523,720
Jun-2024	$535,294	$537,499
Jun-2025	$568,828	$570,157
Jun-2026	$589,688	$591,771

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Core Bond Fund - Class F	3.67%	-0.23%	2.04%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	2.09%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,829,205,315
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 2,328,863
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,829,205,315 Number of Portfolio Holdings204 Advisory Fee (net of waivers)$2,328,863 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	25.1%
Corporate Bonds	49.7%
Money Market Funds	0.1%
Municipal Bonds	0.8%
Preferred Stocks	0.5%
U.S. Treasury Obligations	23.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Preferred Stocks	0.5%
Municipal Bonds	0.8%
Utilities	12.7%
Industrials	14.4%
Finance	22.3%
U.S. Treasury Obligations	23.6%
Collateralized Mortgage Obligations	24.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Bonds, 2.250%, due 05/15/41	5.3%
U.S. Treasury Bonds, 4.250%, due 05/15/39	3.7%
U.S. Treasury Bonds, 3.125%, due 08/15/44	3.6%
U.S. Treasury Bonds, 3.000%, due 11/15/44	3.6%
U.S. Treasury Bonds, 4.750%, due 02/15/56	3.3%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.4%
Florida Power & Light Co., 5.100%, due 04/01/33	2.0%
Verizon Communications, Inc., 2.355%, due 03/15/32	2.0%
Honeywell Aerospace, Inc., 4.600%, due 03/16/33, 144A	2.0%
U.S. Treasury Bonds, 2.375%, due 02/15/42	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000015718
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Core Bond Fund
Class Name	Class S
Trading Symbol	JIBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Johnson Inst Core Bond Fund - Class S	Bloomberg U.S. Aggregate Bond Index
Sep-2023	$10,000	$10,000
Jun-2024	$10,449	$10,450
Jun-2025	$11,096	$11,085
Jun-2026	$11,498	$11,506

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (September 15, 2023)
Johnson Inst Core Bond Fund - Class S	3.62%	5.13%
Bloomberg U.S. Aggregate Bond Index	3.79%	5.15%

Performance Inception Date	Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,829,205,315
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 2,328,863
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,829,205,315 Number of Portfolio Holdings204 Advisory Fee (net of waivers)$2,328,863 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	25.1%
Corporate Bonds	49.7%
Money Market Funds	0.1%
Municipal Bonds	0.8%
Preferred Stocks	0.5%
U.S. Treasury Obligations	23.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Preferred Stocks	0.5%
Municipal Bonds	0.8%
Utilities	12.7%
Industrials	14.4%
Finance	22.3%
U.S. Treasury Obligations	23.6%
Collateralized Mortgage Obligations	24.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Bonds, 2.250%, due 05/15/41	5.3%
U.S. Treasury Bonds, 4.250%, due 05/15/39	3.7%
U.S. Treasury Bonds, 3.125%, due 08/15/44	3.6%
U.S. Treasury Bonds, 3.000%, due 11/15/44	3.6%
U.S. Treasury Bonds, 4.750%, due 02/15/56	3.3%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.4%
Florida Power & Light Co., 5.100%, due 04/01/33	2.0%
Verizon Communications, Inc., 2.355%, due 03/15/32	2.0%
Honeywell Aerospace, Inc., 4.600%, due 03/16/33, 144A	2.0%
U.S. Treasury Bonds, 2.375%, due 02/15/42	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000015717
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Intermediate Bond Fund
Class Name	Class I
Trading Symbol	JIBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Institutional Intermediate Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Johnson Inst Intermediate Bond Fund - Class I	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$1,000,000	$1,000,000	$1,000,000
Jun-2017	$1,007,865	$997,876	$996,854
Jun-2018	$1,008,472	$992,092	$992,893
Jun-2019	$1,080,035	$1,060,866	$1,071,027
Jun-2020	$1,166,420	$1,136,354	$1,164,631
Jun-2021	$1,168,091	$1,138,536	$1,160,749
Jun-2022	$1,069,773	$1,055,647	$1,041,283
Jun-2023	$1,068,675	$1,054,643	$1,031,519
Jun-2024	$1,115,669	$1,098,858	$1,058,658
Jun-2025	$1,194,755	$1,172,908	$1,122,982
Jun-2026	$1,233,883	$1,209,679	$1,165,553

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Johnson Inst Intermediate Bond Fund - Class I	3.27%	1.10%	2.12%
Bloomberg Intermediate U.S. Government/Credit Bond Index	3.14%	1.22%	1.92%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 371,447,097
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 394,467
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$371,447,097 Number of Portfolio Holdings106 Advisory Fee (net of waivers)$394,467 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	7.1%
Corporate Bonds	46.9%
Money Market Funds	0.8%
Municipal Bonds	0.9%
Preferred Stocks	0.4%
U.S. Government & Agencies	2.2%
U.S. Treasury Obligations	41.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Preferred Stocks	0.4%
Money Market Funds	0.8%
Municipal Bonds	0.8%
U.S. Government & Agencies	2.2%
Collateralized Mortgage Obligations	7.1%
Utilities	8.0%
Industrials	16.3%
Finance	22.2%
U.S. Treasury Obligations	41.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Notes, 4.250%, due 08/15/35	4.8%
U.S. Treasury Notes, 4.250%, due 06/30/31	4.4%
U.S. Treasury Notes, 2.875%, due 05/15/32	3.8%
U.S. Treasury Notes, 4.000%, due 07/31/32	3.7%
U.S. Treasury Notes, 4.000%, due 02/28/30	3.5%
U.S. Treasury Notes, 4.000%, due 02/15/34	3.4%
U.S. Treasury Notes, 2.750%, due 08/15/32	3.4%
U.S. Treasury Notes, 3.875%, due 09/30/30	3.2%
U.S. Treasury Notes, 4.000%, due 07/31/30	2.8%
U.S. Treasury Notes, 0.875%, due 11/15/30	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000200603
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Intermediate Bond Fund
Class Name	Class F
Trading Symbol	JIMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Institutional Intermediate Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Johnson Inst Intermediate Bond Fund - Class F	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
May-2018	$500,000	$500,000	$500,000
Jun-2018	$502,847	$503,328	$504,109
Jun-2019	$536,313	$538,220	$543,779
Jun-2020	$578,223	$576,518	$591,303
Jun-2021	$578,161	$577,625	$589,332
Jun-2022	$528,919	$535,572	$528,677
Jun-2023	$527,424	$535,063	$523,720
Jun-2024	$549,864	$557,495	$537,499
Jun-2025	$587,459	$595,063	$570,157
Jun-2026	$605,930	$613,719	$591,771

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Intermediate Bond Fund - Class F	3.14%	0.94%	2.38%
Bloomberg Intermediate U.S. Government/Credit Bond Index	3.14%	1.22%	2.54%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	2.09%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 371,447,097
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 394,467
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$371,447,097 Number of Portfolio Holdings106 Advisory Fee (net of waivers)$394,467 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	7.1%
Corporate Bonds	46.9%
Money Market Funds	0.8%
Municipal Bonds	0.9%
Preferred Stocks	0.4%
U.S. Government & Agencies	2.2%
U.S. Treasury Obligations	41.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Preferred Stocks	0.4%
Money Market Funds	0.8%
Municipal Bonds	0.8%
U.S. Government & Agencies	2.2%
Collateralized Mortgage Obligations	7.1%
Utilities	8.0%
Industrials	16.3%
Finance	22.2%
U.S. Treasury Obligations	41.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Notes, 4.250%, due 08/15/35	4.8%
U.S. Treasury Notes, 4.250%, due 06/30/31	4.4%
U.S. Treasury Notes, 2.875%, due 05/15/32	3.8%
U.S. Treasury Notes, 4.000%, due 07/31/32	3.7%
U.S. Treasury Notes, 4.000%, due 02/28/30	3.5%
U.S. Treasury Notes, 4.000%, due 02/15/34	3.4%
U.S. Treasury Notes, 2.750%, due 08/15/32	3.4%
U.S. Treasury Notes, 3.875%, due 09/30/30	3.2%
U.S. Treasury Notes, 4.000%, due 07/31/30	2.8%
U.S. Treasury Notes, 0.875%, due 11/15/30	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000015716
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Short Duration Bond Fund
Class Name	Class I
Trading Symbol	JIBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Institutional Short Duration Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Johnson Inst Short Duration Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Jun-2016	$1,000,000	$1,000,000	$1,000,000
Jun-2017	$1,007,827	$996,854	$1,003,361
Jun-2018	$1,012,003	$992,893	$1,006,022
Jun-2019	$1,055,997	$1,071,027	$1,049,171
Jun-2020	$1,105,984	$1,164,631	$1,092,974
Jun-2021	$1,110,022	$1,160,749	$1,098,861
Jun-2022	$1,060,311	$1,041,283	$1,059,073
Jun-2023	$1,069,515	$1,031,519	$1,065,005
Jun-2024	$1,123,078	$1,058,658	$1,117,988
Jun-2025	$1,192,794	$1,122,982	$1,184,527
Jun-2026	$1,232,989	$1,165,553	$1,222,578

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Johnson Inst Short Duration Bond Fund - Class I	3.37%	2.12%	2.12%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	3.21%	2.16%	2.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 149,345,212
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 202,650
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$149,345,212 Number of Portfolio Holdings97 Advisory Fee (net of waivers)$202,650 Portfolio Turnover23%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	22.4%
Corporate Bonds	61.4%
Money Market Funds	0.3%
Municipal Bonds	3.7%
U.S. Treasury Obligations	12.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.2%
Municipal Bonds	3.7%
U.S. Treasury Obligations	12.1%
Utilities	12.8%
Industrials	17.6%
Collateralized Mortgage Obligations	22.2%
Finance	30.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Notes, 2.625%, due 02/15/29	4.7%
Starbucks Corp., 4.850%, due 02/08/27	2.3%
U.S. Treasury Notes, 2.375%, due 05/15/29	2.2%
American Express Co., 4.351%, due 07/20/29	2.2%
JPMorgan Chase & Co., 3.540%, due 05/01/28	2.2%
National Rural Utilities Cooperative Finance Corp. (The), 3.400%, due 02/07/28	2.2%
Bank of New York Mellon Corp., 3.300%, due 08/23/29 - Series K	2.2%
Bank of America Corp., 5.202%, due 04/25/29	2.1%
Becton Dickinson & Co., 3.700%, due 06/06/27	2.1%
Huntington Bancshares, Inc., 6.208%, due 08/21/29	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000200602
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Short Duration Bond Fund
Class Name	Class F
Trading Symbol	JIMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Institutional Short Duration Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Johnson Inst Short Duration Bond Fund - Class F	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
May-2018	$500,000	$500,000	$500,000
Jun-2018	$501,485	$504,109	$502,128
Jun-2019	$521,814	$543,779	$523,664
Jun-2020	$545,399	$591,303	$545,527
Jun-2021	$546,904	$589,332	$548,466
Jun-2022	$521,216	$528,677	$528,606
Jun-2023	$524,928	$523,720	$531,567
Jun-2024	$550,304	$537,499	$558,012
Jun-2025	$583,863	$570,157	$591,223
Jun-2026	$602,989	$591,771	$610,215

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Short Duration Bond Fund - Class F	3.28%	1.97%	2.32%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	2.09%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	3.21%	2.16%	2.47%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 149,345,212
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 202,650
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$149,345,212 Number of Portfolio Holdings97 Advisory Fee (net of waivers)$202,650 Portfolio Turnover23%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	22.4%
Corporate Bonds	61.4%
Money Market Funds	0.3%
Municipal Bonds	3.7%
U.S. Treasury Obligations	12.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.2%
Municipal Bonds	3.7%
U.S. Treasury Obligations	12.1%
Utilities	12.8%
Industrials	17.6%
Collateralized Mortgage Obligations	22.2%
Finance	30.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Notes, 2.625%, due 02/15/29	4.7%
Starbucks Corp., 4.850%, due 02/08/27	2.3%
U.S. Treasury Notes, 2.375%, due 05/15/29	2.2%
American Express Co., 4.351%, due 07/20/29	2.2%
JPMorgan Chase & Co., 3.540%, due 05/01/28	2.2%
National Rural Utilities Cooperative Finance Corp. (The), 3.400%, due 02/07/28	2.2%
Bank of New York Mellon Corp., 3.300%, due 08/23/29 - Series K	2.2%
Bank of America Corp., 5.202%, due 04/25/29	2.1%
Becton Dickinson & Co., 3.700%, due 06/06/27	2.1%
Huntington Bancshares, Inc., 6.208%, due 08/21/29	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000229855
Shareholder Report [Line Items]
Fund Name	Johnson Core Plus Bond Fund
Trading Symbol	JCPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Core Plus Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Core Plus Bond Fund	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Johnson Core Plus Bond Fund	Bloomberg U.S. Aggregate Bond Index
Nov-2021	$1,000,000	$1,000,000
Jun-2022	$889,226	$899,536
Jun-2023	$885,599	$891,100
Jun-2024	$911,415	$914,545
Jun-2025	$970,310	$970,113
Jun-2026	$1,007,587	$1,006,889

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (November 17, 2021)
Johnson Core Plus Bond Fund	3.84%	0.16%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.15%

Performance Inception Date	Nov. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,942,616
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 120,967
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$51,942,616 Number of Portfolio Holdings102 Advisory Fee $120,967 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	24.5%
Corporate Bonds	65.3%
Money Market Funds	0.1%
Preferred Stocks	0.3%
U.S. Treasury Obligations	9.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.1%
Preferred Stocks	0.3%
Utilities	8.6%
U.S. Treasury Obligations	9.7%
Collateralized Mortgage Obligations	24.3%
Finance	27.3%
Industrials	28.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
FNMA, 3.500%, due 08/01/50 - Pool #FS8716	2.1%
PepsiCo, Inc., 5.000%, due 02/07/35 - Series 2020-D	2.1%
Cisco Systems, Inc., 5.050%, due 02/26/34	1.9%
Truist Financial Corp., 2.250%, due 03/11/30	1.9%
U.S. Bancorp, 4.967%, due 07/22/33 - Series BB	1.8%
U.S. Treasury Bonds, 2.375%, due 02/15/42	1.8%
U.S. Treasury Bonds, 2.250%, due 05/15/41	1.8%
Florida Power & Light Co., 5.100%, due 04/01/33	1.8%
Morgan Stanley, 3.591%, due 07/22/28	1.8%
FHLMC, 4.150%, due 12/15/32 - Class GB - Series 5616	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000015715
Shareholder Report [Line Items]
Fund Name	Johnson Municipal Income Fund
Trading Symbol	JMUNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Johnson Municipal Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Municipal Income Fund	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Johnson Municipal Income Fund	Bloomberg Municipal AA Index	Bloomberg Municipal Bond Index
Jun-2016	$1,000,000	$1,000,000	$1,000,000
Jun-2017	$996,942	$994,790	$995,123
Jun-2018	$998,879	$1,006,490	$1,010,692
Jun-2019	$1,055,166	$1,071,058	$1,078,471
Jun-2020	$1,103,930	$1,124,589	$1,126,446
Jun-2021	$1,126,510	$1,157,988	$1,173,371
Jun-2022	$1,033,643	$1,063,133	$1,072,795
Jun-2023	$1,058,321	$1,095,804	$1,106,980
Jun-2024	$1,091,423	$1,125,715	$1,142,545
Jun-2025	$1,095,641	$1,138,430	$1,155,259
Jun-2026	$1,175,421	$1,216,463	$1,236,524

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Johnson Municipal Income Fund	7.28%	0.85%	1.63%
Bloomberg Municipal AA Index	6.85%	0.99%	1.98%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 189,143,119
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 281,207
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$189,143,119 Number of Portfolio Holdings181 Advisory Fee $281,207 Portfolio Turnover27%
Holdings [Text Block]

Quality Allocation (as a percentage of total assets)*

Table Summary
Value	Value
AAA	12.5%
AA	50.8%
A	30.8%
BBB	4.5%
Not Rated	1.3%

* As rated by either Standard & Poor's or Moody's Rating Agencies.

(If rated by both, the lower rating is represented.)

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.4%
Municipal Bonds	99.6%

Holdings by State of Issuance (% of total investments)

Table Summary
Value	Value
Florida	0.3%
North Dakota	0.3%
Illinois	0.3%
Georgia	0.5%
North Carolina	0.6%
Michigan	0.7%
Virginia	0.8%
Colorado	1.5%
Missouri	1.9%
Kentucky	2.9%
N/A	3.0%
Pennsylvania	3.0%
Indiana	4.3%
Alabama	5.1%
Texas	5.8%
Ohio	69.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ohio Higher Education Facilities Revenue - Denison University, 5.000%, due 11/01/53 - Series 2021-A	2.8%
Ohio State Water Development Authority Revenue, 5.000%, due 06/01/46 - Series 2021	2.4%
Pennsylvania Economic Development Financing Authority UPMC Revenue, 5.000%, due 03/15/60 - Series 2025-A	2.0%
Kings LSD Ohio School Improvement, 5.250%, due 12/01/54 - Series 2024	1.7%
FHLMC, 2.550%, due 06/15/35 - Class A - Series M-053	1.7%
Bowling Green State University Ohio Revenue, 4.000%, due 06/01/45 - Series 2020-A	1.5%
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's, 5.000%, due 11/15/41 - Series 2019-CC	1.5%
Energy Southeast Alabama Cooperative District Energy Supply Revenue, 5.250%, due 07/01/54 - Series B	1.4%
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply Revenue, 5.000%, due 01/01/55	1.4%
Black Belt Energy Gas District Alabama Gas Project Revenue Refunding, 5.500%, due 06/01/49 - Series D-1	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.